EQUITY-METHOD INVESTMENT (Details Narrative) $ in Thousands		12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Number of equity method investments | Integer			1
Volato 158 LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%		3.125%	3.125%
Asset contributed in exchange for membership interest	$ 4,200
Loss from equity method investment		$ 162	$ 3